Share capital - Summary of Shares Issued for Equity Financing (Details) - 2019 At-The-Market Program $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
At-The-Market Supplement, Gross Proceeds	$ 143,887	$ 113,838	$ 284,138	$ 214,662
Brokerage fee expense	2,878	2,276	5,642	4,298
At-The-Market Supplement, Net Proceeds	$ 141,009	$ 111,562	$ 278,496	$ 210,364
Average share price (in CAD per share) | (per share)	$ 5.50	$ 4.35	$ 6.71	$ 5.07
Shares issued for equity financings (in shares)	26,161,388	26,161,388	42,359,118	42,359,118